CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Operating costs	$ 1,215,503		$ 885,864		$ 2,354,400	$ 2,138,846	$ 1,125,460	$ 6,943,312
Loss from operations	(1,215,503)		(885,864)		(2,354,400)	(2,138,846)	(1,125,460)	(6,943,312)
Other income (expense):
Change in fair value of warrant liability	11,245,389		(171,825)		11,318,082	(10,483,385)	(7,487,000)	12,722,918
Offering costs allocated to warrant liability					667,259		667,259
Interest earned on cash and marketable securities held in Trust Account	105,409		15,095		113,123	55,208	91,362	66,897
Total other income (expense), net	11,350,798		(156,730)		11,431,205	(10,428,177)	(8,062,897)	12,789,815
Net income (loss)	$ 10,135,295	$ (1,058,490)	$ (1,042,594)	$ (11,524,429)	$ 9,076,805	$ (12,567,023)	$ (9,188,357)	$ 5,846,503
Class A common stock
Other income (expense):
Weighted average shares outstanding of ordinary shares, basic	8,202,277		23,000,000		9,928,678	23,000,000	16,353,211	23,000,000
Basic net loss per share	$ 0.73		$ (0.04)		$ 0.58	$ (0.44)	$ (0.42)	$ 0.20
Weighted average shares outstanding of ordinary shares, diluted	8,202,277		23,000,000		9,928,678	23,000,000	16,353,211	23,000,000
Diluted net loss per share	$ 0.73		$ (0.04)		$ 0.58	$ (0.44)	$ (0.42)	$ 0.20
Class B common stock
Other income (expense):
Weighted average shares outstanding of ordinary shares, basic	5,750,000		5,750,000		5,750,000	5,750,000	5,529,817	5,750,000
Basic net loss per share	$ 0.73		$ (0.04)		$ 0.58	$ (0.44)	$ (0.42)	$ 0.20
Weighted average shares outstanding of ordinary shares, diluted	5,750,000		5,750,000		5,750,000	5,750,000	5,529,817	5,750,000
Diluted net loss per share	$ 0.73		$ (0.04)		$ 0.58	$ (0.44)	$ (0.42)	$ 0.20